PARTNERSHIP CAPITAL - Non-controlling interest – Exchangeable Units (Details) - USD ($) $ in Millions		3 Months Ended			6 Months Ended			12 Months Ended
		Jun. 30, 2022		Jun. 30, 2021	Jun. 30, 2022		Jun. 30, 2021	Dec. 31, 2021	Mar. 31, 2022		Mar. 31, 2021	Dec. 31, 2020
Increase (Decrease) in Partners' Capital [Roll Forward]
Equity		$ 26,039.0		$ 21,451.0	$ 26,039.0		$ 21,451.0	$ 26,391.0	$ 26,975.0		$ 21,952.0	$ 21,673.0
Unit issuance	[1]	4.0		3.0	8.0		6.0
Balance as		26,039.0		21,451.0	26,039.0		21,451.0	26,391.0
Non-controlling Interest - Exchange LP Units, equity
Increase (Decrease) in Partners' Capital [Roll Forward]
Equity		75.0	[2]	11.0	75.0	[2]	11.0	85.0	81.0	[2]	11.0	12.0
Balance as		75.0	[2]	11.0	75.0	[2]	11.0	85.0
Non-controlling Interest - Exchange LP Units, equity | Limited partners’ capital
Increase (Decrease) in Partners' Capital [Roll Forward]
Equity		402.0			402.0			408.0				156.0
Unit issuance					0.0			259.0
Exchangeable LP converted to exchangeable, value					0.3			(5.0)
Exchange LP unit conversion, value					(2.0)			(2.0)
Balance as		402.0			402.0			408.0
Non-controlling interest – BIPC exchangeable shares
Increase (Decrease) in Partners' Capital [Roll Forward]
Equity		1,303.0		643.0	1,303.0		643.0	1,369.0	$ 1,381.0		$ 622.0	638.0
Balance as		1,303.0		$ 643.0	1,303.0		$ 643.0	1,369.0
Non-controlling interest – BIPC exchangeable shares | Limited partners’ capital
Increase (Decrease) in Partners' Capital [Roll Forward]
Equity		1,758.0			1,758.0			1,755.0				$ (19.0)
Exchangeable LP converted to exchangeable, value					(4.0)
Balance as		$ 1,758.0			$ 1,758.0			$ 1,755.0

[1]	Refer to Note 16 Partnership Capital.
[2]	Refer to Note 5 Disposition of Businesses.